Trade Receivables and Trade Payables - Schedule of Net Trade Receivables (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)
Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	RM 11,128,278		RM 6,794,803
Net trade receivables	19,340,447		16,195,071
Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(2,121,203)		(573,848)
Net trade receivables	(2,242,989)		(580,425)
Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	9,007,075	$ 2,217,946	6,220,955	$ 1,390,002
Net trade receivables	17,097,458	4,210,160	15,614,646	3,488,917
Current [member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	8,212,169		9,400,268
Current [member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(121,786)		(6,577)
Current [member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	8,090,383	1,992,214	9,393,691	2,098,915
1 – 30 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	2,526,465		2,660,393
1 – 30 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(155,409)		(4,058)
1 – 30 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	2,371,056	583,860	2,656,335	593,528
31 – 60 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	1,227,916		1,144,998
31 – 60 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(835,839)		(4,373)
31 – 60 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	392,077	96,547	1,140,625	254,860
61 – 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	1,279,896		958,805
61 – 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(70,690)		(3,522)
61 – 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	1,209,206	297,761	955,283	213,447
More than 90 days [Member] | Gross [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	6,094,001		2,030,607
More than 90 days [Member] | Impaired [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	(1,059,265)		(561,895)
More than 90 days [Member] | Trade receivables [Member]
Schedule of Net Trade Receivables [Line Items]
Trade receivables	RM 5,034,736	$ 1,239,778	RM 1,468,712	$ 328,167